Condensed Parent Company Financial Information - Summary of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 2,492	$ 2,432	$ 2,324	$ 2,164	$ 1,779	$ 1,866	$ 1,726	$ 1,730	$ 1,953	$ 1,694	$ 1,611	$ 1,480	$ 9,412	$ 7,101	$ 6,738
Adjustments to reconcile net income to cash provided by operations:
Change in other assets, liabilities													508	289	(1,521)
Cash flows from financing activities:
Cash dividends paid													(2,688)	(2,304)	(2,139)
Parent Company [Member]
Cash flows from operating activities:
Net income													9,412	7,101	6,738
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends													(6,832)	(4,724)	(4,539)
Change in other assets, liabilities													70	13	71
Net cash provided by operating activities													2,650	2,390	2,270
Cash flows from financing activities:
Cash dividends paid													(2,688)	(2,304)	(2,139)
Net cash used in financing activities													(2,688)	(2,304)	(2,139)
Increase (decrease) in cash													(38)	86	131
Cash at beginning of year				$ 1,007				$ 921				$ 790	1,007	921	790
Cash at end of year	$ 969				$ 1,007				$ 921				$ 969	$ 1,007	$ 921